Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans [Text Block]
Note 8 – Employee Benefit Plans
Pension Plans
We have noncontributory defined benefit pension plans for eligible employees hired prior to January 1, 2019. Eligible employees earn compensation credits based on a cash balance formula. As of January 1, 2020, certain active employees are no longer eligible to receive compensation credits.
Other Postretirement Benefits
We provide subsidized retiree medical benefits to a closed group of participants as well as retiree life insurance benefits to eligible participants. Medical benefits for Medicare eligible participants are paid through contributions to health reimbursement accounts. Benefits for all other participants are provided through a self-insured medical plan, which includes participant contributions and contains other cost-sharing features such as deductibles, co-payments, and co-insurance.
Defined Contribution Plan
We have a defined contribution plan for the benefit of substantially all employees. Plan participants may contribute a portion of their compensation on a pre-tax or after-tax basis. Generally, we match employee contributions up to 6 percent of eligible compensation. Additionally, eligible active employees that do not receive compensation credits under the defined benefit pension plan are eligible for an additional annual fixed-percentage contribution made by us to the defined contribution plan. Our contributions charged to expense were $45 million in 2021, $42 million in 2020, and $36 million in 2019.
Funded Status
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated:

	Pension Benefits		Other Postretirement Benefits
	2021	2020	2021	2020
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,183	$1,237	$220	$215
Service cost	30	31	1	1
Interest cost	28	36	5	7
Plan participants’ contributions	—	—	2	2
Benefits paid	(83)	(41)	(14)	(14)
Net actuarial loss (gain) (1)	(21)	47	(14)	9
Settlements	(4)	(127)	—	—
Net increase (decrease) in benefit obligation	(50)	(54)	(20)	5
Benefit obligation at end of year	1,133	1,183	200	220
Change in plan assets:
Fair value of plan assets at beginning of year	1,357	1,299	278	247
Actual return on plan assets	62	212	16	37
Employer contributions	4	14	5	6
Plan participants’ contributions	—	—	2	2
Benefits paid	(83)	(41)	(14)	(14)
Settlements	(4)	(127)	—	—
Net increase (decrease) in fair value of plan assets	(21)	58	9	31
Fair value of plan assets at end of year	1,336	1,357	287	278
Funded status — overfunded (underfunded)	$203	$174	$87	$58
Amounts recognized in the Consolidated Balance Sheet:
Noncurrent assets	$229	$203	$91	$64
Current liabilities	(3)	(3)	(4)	(6)
Noncurrent liabilities	(23)	(26)	—	—
Funded status — overfunded (underfunded)	$203	$174	$87	$58

Accumulated benefit obligation	$1,118	$1,167
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(1)    Amounts are due primarily to the following factors:
2021: pension benefits - discount rate assumptions, partially offset by experience-related items; other postretirement benefits - discount rate assumption and experience-related items.
2020: pension benefits - discount rate assumptions, partially offset by cash balance interest crediting rate assumptions; other postretirement benefits - discount rate assumptions, partially offset by other experience-related items.
The following table summarizes information for pension plans with obligations in excess of plan assets at December 31.

	2021	2020
	(Millions)
Projected benefit obligation	$26	$29
Accumulated benefit obligation	22	25
Fair value of plan assets	—	—
Pre-tax amounts recognized in Accumulated other comprehensive income (loss) at December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2021	2020	2021	2020
	(Millions)
Net actuarial gain (loss)	$(46)	$(101)	$4	$(25)
Additionally, as of December 31, 2021 and 2020, we have $150 million and $171 million, respectively, of pension and other postretirement plan amounts included in regulatory liabilities associated with our gas pipeline companies.
Net Periodic Benefit Cost (Credit)
Net periodic benefit cost (credit) for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(Millions)
Components of net periodic benefit cost (credit):
Service cost	$30	$31	$45	$1	$1	$1
Interest cost	28	36	50	5	7	8
Expected return on plan assets	(43)	(53)	(61)	(10)	(11)	(10)
Amortization of net actuarial loss	14	21	15	—	—	—
Net actuarial loss from settlements	1	9	1	—	—	—
Reclassification to regulatory liability	—	—	—	2	2	1
Net periodic benefit cost (credit) (1)	$30	$44	$50	$(2)	$(1)	$—
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(1)    Components other than Service cost are included in Other income (expense) – net below Operating income (loss) in the Consolidated Statement of Income.
Items Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(Millions)
Net actuarial gain (loss) arising during the year	$40	$112	$88	$29	$(4)	$(9)
Amortization of net actuarial loss	14	21	15	—	—	—
Net actuarial loss from settlements	1	9	1	—	—	—
Total recognized in Other comprehensive income (loss)	$55	$142	$104	$29	$(4)	$(9)
Key Assumptions
The weighted-average assumptions utilized to determine benefit obligations and Net periodic benefit cost (credit) as of December 31 are as follows:

	Pension Benefits			Other Postretirement Benefits
	2021	2020	2019	2021	2020	2019
Benefit obligations:
Discount rate	2.82%	2.45%	3.19%	2.93%	2.59%	3.27%
Rate of compensation increase	3.67	3.76	3.68	N/A	N/A	N/A
Cash balance interest crediting rate	3.00	3.00	3.50	N/A	N/A	N/A
Net periodic benefit cost (credit):
Discount rate	2.45%	3.08%	4.33%	2.59%	3.27%	4.39%
Expected long-term rate of return on plan assets	3.69	4.67	5.26	3.61	4.39	5.01
Rate of compensation increase	3.76	3.68	4.83	N/A	N/A	N/A
Cash balance interest crediting rate	3.00	3.50	4.25	N/A	N/A	N/A

We use mortality tables issued by the Society of Actuaries to measure the benefit obligations.
The assumed health care cost trend rate for 2022 is 6.9 percent. This rate decreases to 4.5 percent by 2028.
Plan Assets
The plans’ investment objectives include a framework to manage the volatility of the plans’ funded status and minimize future cash contributions. The plans follow a policy of diversifying the investments across various asset classes, strategies, and investment managers.
The investment policy for the pension plans includes target asset allocation percentages as well as permitted and prohibited investments designed to mitigate risks associated with investing. The December 31, 2021, target asset allocation was 25 percent equity securities and 75 percent fixed income securities, including investments in equity and fixed income mutual funds, commingled investment funds, and separate accounts.
The fair values of our pension and other postretirement benefits plan assets by asset class at December 31 are as follows:

	2021
	Pension Benefits			Other Postretirement Benefits
	Level 1 (1)	Level 2 (2)	Total	Level 1 (1)	Level 2 (2)	Total
	(Millions)
Cash management funds	$37	$—	$37	$14	$—	$14
Equity securities	42	19	61	39	10	49
Government debt securities	99	28	127	13	4	17
Corporate debt securities	—	350	350	—	47	47
Mutual fund - Municipal bonds	—	—	—	59	—	59
Other	(3)	2	(1)	(1)	—	(1)
	$175	$399	574	$124	$61	185
Commingled investment funds (3):
Equities			288			39
Fixed income			474			63
Total assets at fair value			$1,336			$287

	2020
	Pension Benefits			Other Postretirement Benefits
	Level 1 (1)	Level 2 (2)	Total	Level 1 (1)	Level 2 (2)	Total
	(Millions)
Cash management funds	$21	$—	$21	$12	$—	$12
Equity securities	39	22	61	38	10	48
Government debt securities	110	32	142	14	4	18
Corporate debt securities	—	361	361	—	48	48
Mutual fund - Municipal bonds	—	—	—	52	—	52
Other	—	4	4	—	—	—
	$170	$419	589	$116	$62	178
Commingled investment funds (3):
Equities			288			38
Fixed income			480			62
Total assets at fair value			$1,357			$278
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(1)    Level 1 includes assets with fair values based on quoted prices in active markets for identical assets. Cash management funds, equity securities traded on U.S. exchanges, U.S. Treasury securities, and mutual funds are included in this level.
(2)    Level 2 includes assets with fair values determined by using significant other observable inputs. This level includes equity securities traded on active foreign exchanges and fixed income securities, other than U.S. Treasury securities, that are valued primarily using pricing models which incorporate observable inputs such as benchmark yields, reported trades, broker/dealer quotes, and issuer spreads.
(3)    The commingled investment funds are measured at fair value using net asset value (NAV) per share. Certain standard withdrawal restrictions generally apply, which may include redemption notification period restrictions ranging from 1 day to 15 days.
Plan Benefit Payments and Employer Contributions
Following are the expected benefit payments, which reflect the same assumptions previously discussed and future service as appropriate.

	Pension Benefits	Other Postretirement Benefits
	(Millions)
2022	$86	$14
2023	82	13
2024	81	13
2025	81	12
2026	78	12
2027-2031	378	53
In 2022, we expect to contribute approximately $2 million to our pension plans and approximately $4 million to our other postretirement benefit plan.